LEASES (Details Narrative)		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 11, 2020 ft²	Dec. 31, 2020 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 01, 2022 ft²
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease agreement, description	five-and-a-half-year lease agreement
Administrative office and laboratories space | ft²	10,300							3,053
Rent			$ 154,828	$ 110,900		$ 370,945	$ 118,084
Operating expense			$ 2,222,582	$ 3,995,341		$ 37,502,962	$ 8,951,308
Lease term			3 years 3 months 29 days			3 years 5 months 1 day
Operating Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent		$ 10,800	$ 15,641			$ 15,260
Annually percentage		2.50%	2.50%			2.50%
Operating expense		$ 12,000	$ 12,000			$ 12,000
Increase in operating expense		$ 17,500
Operating lease discount rate			3.95%			3.95%
Operating Lease Agreement [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent					$ 15,641